                                                                    Exhibit 99.2

EXHIBIT C

                         MONTHLY NOTEHOLDER'S STATEMENT
                               ADVANTA BANK CORP.
                       ADVANTA BUSINESS CARD MASTER TRUST
                                  ADVANTASERIES
                         PERIOD ENDING NOVEMBER 30, 2006

Capitalized terms used in this notice have their respective meanings set forth in the Master Indenture as amended and as supplemented by the AdvantaSeries Indenture Supplement, the Transfer and Servicing Agreement as amended or the Trust Agreement as amended. References to certain sections and subsections are references to the respective sections and subsections of the Master Indenture as amended and as supplemented by the AdvantaSeries Indenture Supplement.

The information which is required to be prepared with respect to the Payment Date of December 20, 2006 and with respect to the performance of the Trust during the Monthly Period of November 1, 2006 through November 30, 2006 is set forth below.

The Interest Period for all Tranches generally includes the previous Payment Date (or in the case of the first Interest Payment Date, the Closing Date) through and including the day preceding the current Payment Date. Interest on floating rate Tranches is calculated on the basis of 360-day year and the actual number of days in the related Interest Period. Interest on fixed rate Tranches is calculated on the basis of a 360-day year and twelve 30-day months.

The Record Date with respect to the current Payment Date is December 19, 2006.

The Determination Date with respect to the current calendar month is December 12, 2006.

The documents mentioned above may be found in the following Securities and Exchange Commission ("SEC") filings.

Master Indenture, dated as of August    Included in Exhibit 4.1 to the Form 8-K
1, 2000.                                filed with the SEC on August 30, 2000 by
                                        Advanta Business Receivables Corp.

Amendment No. 1 to the Master           Included in Exhibit 4.1 to the Form 8-K
Indenture, dated as of May 9, 2006.     filed with the SEC on May 19, 2006 by
                                        Advanta Business Receivables Corp.

AdvantaSeries Indenture Supplement,     Included in Exhibit 4.1 to the Form 8-K
dated as of November 1, 2004.           filed with the SEC on November 12, 2004
                                        by Advanta Business Receivables Corp.

Transfer and Servicing Agreement        Included in Exhibit 4.3 to the Form 8-K
("TSA"), dated as of August 1, 2000.    filed with the SEC on August 30, 2000 by
                                        Advanta Business Receivables Corp.

Amendment No. 1 to the TSA, dated as    Included in Exhibit 4.3 to the Form 8-K
of May 9, 2006.                         filed with the SEC on May 19, 2006 by
                                        Advanta Business Receivables Corp.

Trust Agreement, dated as of August     Included in Exhibit 4.4 to the Form 8-K
1, 2000.                                filed with the SEC on August 30, 2000 by
                                        Advanta Business Receivables Corp.

Amendment No. 1 to the Trust            Included in Exhibit 4.2 to the Form 8-K
Agreement, dated as of May 9, 2006.     filed with the SEC on May 19, 2006 by
                                        Advanta Business Receivables Corp.

I. Information regarding the current monthly principal distribution to the Noteholders

                                      Total amount of
                    CUSIP Number   principal to be paid   Per $1,000
                    ------------   --------------------   ----------
NOTHING TO REPORT

II. Information regarding the current monthly interest distribution to the Noteholders

                           Total amount of
          CUSIP Number   interest to be paid   Per $1,000
          ------------   -------------------   ----------
2005-A1    00761H BJ 9      $1,122,916.67        4.49167
2005-A2    00761H BK 6      $1,021,875.00        4.54167
2005-A3    00761H BM 2      $  979,166.67        3.91667
2005-A4    00761H BN 0      $  593,750.00        3.95833
2005-A5    00761H BP 5      $  896,666.67        4.48333
2006-A1    00761H BQ 3      $  858,333.33        4.29167
2006-A2    00761H BR 1      $1,112,500.00        4.45000
2006-A3    00761H BS 9      $1,104,166.67        4.41667
2006-A4    00761H BT 7      $1,342,500.00        4.47500
2006-A5    00761H BV 2      $  850,000.00        4.25000
2006-A6    00761H BW 0      $1,114,583.33        4.45833
2005-B1    00761H BH 3      $  475,000.00        4.75000
2006-B1                     $  470,833.33        4.70833
2006-B2    00761H BU 4      $  580,208.33        4.64167
2004-C1    00761H BG 5      $  530,833.33        5.30833
2005-C1    00761H BL 4      $  485,833.33        4.85833
2004-D1                     $   86,000.00        8.60000
2005-D1                     $  122,000.00        6.10000
2005-D2                     $  152,500.00        6.10000
2006-D1                     $   96,500.00        6.43333
2006-D2                     $  157,708.33        6.30833
2006-D3                     $  183,000.00        6.10000

III. Information regarding the performance of the Advanta Business Card Master Trust

     1.   The aggregate amount of such Collections with
          respect to Principal Receivables for the Monthly
          Period preceding such Payment Date                   $  897,641,383.96
                                                               -----------------

     2.   The aggregate amount of such Collections with
          respect to Finance Charge and Administrative
          Receivables for the Monthly Period preceding such
          Payment Date                                         $   68,198,916.62
                                                               -----------------
     2a.  Interchange for the Monthly Period preceding such
          Payment Date (included in the amount shown above
          on line item III. 2.)                                $   16,712,256.61
                                                               -----------------
     2b.  Recoveries for the Monthly Period preceding such
          Payment Date (included in the amount shown above
          on line item III. 2.)                                $    1,108,868.19
                                                               -----------------
     3.   The Defaulted Amount for the Monthly Period
          preceding such Payment Date                          $   14,632,512.87
                                                               -----------------
     4.   The annualized percentage equivalent of a
          fraction, the numerator of which is the Defaulted
          Amount less Recoveries for the preceding Monthly
          Period, and the denominator is the average
          Receivables for the preceding Monthly Period                      3.50%
                                                               -----------------
     5.   The total amount of Principal Receivables in the
          Trust at the beginning of the preceding Monthly
          Period                                               $4,450,050,541.97
                                                               -----------------
     6.   The total amount of Principal Receivables in the
          Trust as of the last day of the preceding Monthly
          Period                                               $4,715,796,932.15
                                                               -----------------
     7.   The total amount of Finance Charge and
          Administrative Receivables in the Trust at the
          beginning of the preceding Monthly Period            $   58,627,757.18
                                                               -----------------
     8.   The total amount of Finance Charge and
          Administrative Receivables in the Trust as of the
          last day of the preceding Monthly Period             $   61,085,905.67
                                                               -----------------

     9.   The aggregated Adjusted Invested Amounts of all
          Series of Notes outstanding as of the last day of
          the preceding Monthly Period                         $3,606,718,346.00
                                                               -----------------
     10.  The Transferor Interest as of the end of the
          Monthly Period preceding such Payment Date           $1,109,078,586.15
                                                               -----------------
     11.  The transferor percentage as of the end of the
          Monthly Period preceding such Payment Date                       23.52%
                                                               -----------------
     12.  The Required Transferor Percentage                                6.00%
                                                               -----------------
     13.  The Required Transferor Interest                     $  282,947,815.93
                                                               -----------------
     14.  The monthly principal payment rate for the Monthly
          Period preceding such Payment Date                               20.17%
                                                               -----------------
     15.  The balance in the Excess Funding Account as of
          the end of the Monthly Period preceding such                        --
          Payment Date                                         -----------------

     16. The aggregate outstanding balance of the Accounts which were delinquent as of the end of the Monthly
          Period preceding such Payment Date:

                                                 Percentage of        Aggregate
                                               Total Receivables   Account Balance
                                               -----------------   ---------------
(a) Delinquent between 30 days and 59 days           0.80%         $ 38,000,654.34
(b) Delinquent between 60 days and 89 days           0.63%         $ 30,311,852.22
(c) Delinquent between 90 days and 119 days          0.51%         $ 24,206,094.94
(d) Delinquent between 120 days and 149 days         0.41%         $ 19,558,976.40
(e) Delinquent between 150 days and 179 days         0.37%         $ 17,774,045.77
(f) Delinquent 180 days or greater                   0.00%         $            --
                                                     ----          ---------------
(g) Aggregate                                        2.72%         $129,851,623.67
                                                     ====          ===============

IV.  Information regarding the AdvantaSeries

     1. AdvantaSeries balances and amounts as of the end of the Monthly Period preceding such Payment Date

                      Initial Principal      Outstanding      Adjusted Outstanding                       Adjusted Invested
                           Balance        Principal Balance     Principal Balance     Invested Amount          Amount
                      -----------------   -----------------   --------------------   -----------------   -----------------
2005-A1               $  250,000,000.00   $  250,000,000.00     $  250,000,000.00    $  250,000,000.00   $  250,000,000.00
2005-A2               $  225,000,000.00   $  225,000,000.00     $  225,000,000.00    $  225,000,000.00   $  225,000,000.00
2005-A3               $  250,000,000.00   $  250,000,000.00     $  250,000,000.00    $  250,000,000.00   $  250,000,000.00
2005-A4               $  150,000,000.00   $  150,000,000.00     $  150,000,000.00    $  150,000,000.00   $  150,000,000.00
2005-A5               $  200,000,000.00   $  200,000,000.00     $  200,000,000.00    $  200,000,000.00   $  200,000,000.00
2006-A1               $  200,000,000.00   $  200,000,000.00     $  200,000,000.00    $  200,000,000.00   $  200,000,000.00
2006-A2               $  250,000,000.00   $  250,000,000.00     $  250,000,000.00    $  250,000,000.00   $  250,000,000.00
2006-A3               $  250,000,000.00   $  250,000,000.00     $  250,000,000.00    $  250,000,000.00   $  250,000,000.00
2006-A4               $  300,000,000.00   $  300,000,000.00     $  300,000,000.00    $  300,000,000.00   $  300,000,000.00
2006-A5               $  200,000,000.00   $  200,000,000.00     $  200,000,000.00    $  200,000,000.00   $  200,000,000.00
2006-A6               $  250,000,000.00   $  250,000,000.00     $  250,000,000.00    $  250,000,000.00   $  250,000,000.00
                      -----------------   -----------------     -----------------    -----------------   -----------------
Total Class A         $2,525,000,000.00   $2,525,000,000.00     $2,525,000,000.00    $2,525,000,000.00   $2,525,000,000.00

2005-B1               $  100,000,000.00   $  100,000,000.00     $  100,000,000.00    $  100,000,000.00   $  100,000,000.00
2006-B1               $  100,000,000.00   $  100,000,000.00     $  100,000,000.00    $  100,000,000.00   $  100,000,000.00
2006-B2               $  125,000,000.00   $  125,000,000.00     $  125,000,000.00    $  125,000,000.00   $  125,000,000.00
                      -----------------   -----------------     -----------------    -----------------   -----------------
Total Class B         $  325,000,000.00   $  325,000,000.00     $  325,000,000.00    $  325,000,000.00   $  325,000,000.00

2004-C1               $  100,000,000.00   $  100,000,000.00     $  100,000,000.00    $  100,000,000.00   $  100,000,000.00
2005-C1               $  100,000,000.00   $  100,000,000.00     $  100,000,000.00    $  100,000,000.00   $  100,000,000.00
                      -----------------   -----------------     -----------------    -----------------   -----------------
Total Class C         $  200,000,000.00   $  200,000,000.00     $  200,000,000.00    $  200,000,000.00   $  200,000,000.00

2004-D1               $   10,000,000.00   $   10,000,000.00     $   10,000,000.00    $   10,000,000.00   $   10,000,000.00
2005-D1               $   20,000,000.00   $   20,000,000.00     $   20,000,000.00    $   20,000,000.00   $   20,000,000.00
2005-D2               $   25,000,000.00   $   25,000,000.00     $   25,000,000.00    $   25,000,000.00   $   25,000,000.00
2006-D1               $   15,000,000.00   $   15,000,000.00     $   15,000,000.00    $   15,000,000.00   $   15,000,000.00
2006-D2               $   25,000,000.00   $   25,000,000.00     $   25,000,000.00    $   25,000,000.00   $   25,000,000.00
2006-D3               $   30,000,000.00   $   30,000,000.00     $   30,000,000.00    $   30,000,000.00   $   30,000,000.00
                      -----------------   -----------------     -----------------    -----------------   -----------------
Total Class D         $  125,000,000.00   $  125,000,000.00     $  125,000,000.00    $  125,000,000.00   $  125,000,000.00
                      -----------------   -----------------     -----------------    -----------------   -----------------
Total AdvantaSeries   $3,175,000,000.00   $3,175,000,000.00     $3,175,000,000.00    $3,175,000,000.00   $3,175,000,000.00
                      =================   =================     =================    =================   =================

     2.   Weighted Average Floating Allocation Amount for
          the related Monthly Period                           $3,175,000,000.00
                                                               -----------------
     3.   The Floating Investor Percentage with respect to
          the period:
     November 1, 2006 through November 19, 2006                       71.3475043%
                                                               -----------------
     November 20, 2006 through November 30, 2006                      66.8148061%
                                                               -----------------
     4.   The Fixed Investor Percentage with respect to the
          period:
     November 1, 2006 through November 19, 2006                       71.3475043%
                                                               -----------------
     November 20, 2006 through November 30, 2006                      66.8148061%
                                                               -----------------
     5.   The amount of Investor Principal Collections
          applicable to the AdvantaSeries                      $  624,585,920.21
                                                               -----------------
     6a.  The amount of Available Finance Charge Collections
          on deposit in the Collection Account for the
          related Monthly Period                               $   35,395,062.30
                                                               -----------------
     6b.  Pursuant to Section 8.04(a) of the Master
          Indenture, the amount of Available Finance Charge
          Collections not on deposit in the Collection
          Account for the related Monthly Period               $   12,466,533.31
                                                               -----------------
     7.   The AdvantaSeries Defaulted Amount for the related
          Monthly Period                                       $    9,854,768.54
                                                               -----------------
     8.   The AdvantaSeries Monthly Servicing Fee for the
          related Monthly Period                               $    5,291,666.67
                                                               -----------------

9. AdvantaSeries performance for the related Monthly Period

a. The cash yield for the related Monthly Period                           18.08%
                                                                  --------------
b. The default rate for the related Monthly Period                          3.72%
                                                                  --------------
c. The Net Portfolio Yield for the related Monthly
   Period                                                                  14.36%
                                                                  --------------
d. The Base Rate for the related Monthly Period                             7.42%
                                                                  --------------
e. The Excess Spread Percentage for the related Monthly
   Period                                                                   6.94%
                                                                  --------------
f. The Quarterly Excess Spread Percentage                                   7.88%
                                                                  --------------
   i) Excess Spread Percentage related to Nov-06                            6.94%
                                                                  --------------
   ii) Excess Spread Percentage related to Oct-06                           8.15%
                                                                  --------------
   iii) Excess Spread Percentage related to Sep-06                          8.55%
                                                                  --------------

g. The average Excess Spread Amount for the three preceding
   Monthly Periods                                                $18,360,141.02
                                                                  --------------
   i) Excess Spread Amount related to Nov-06                      $18,378,285.41
                                                                  --------------
   ii) Excess Spread Amount related to Oct-06                     $17,508,587.29
                                                                  --------------
   iii) Excess Spread Amount related to Sep-06                    $19,193,550.36
                                                                  --------------

10. Floating interest rate determinations:

LIBOR for all Tranches with an Interest Period from November
   20, 2006 through and including December 19, 2006                      5.32000%
                                                                  --------------

11. Required interest payments

                      Required interest      Interest      Amounts withdrawn from
                         amounts with       shortfalls     the Collection Account    Unpaid
                        respect to the    and additional       for payment of       required
                       current Interest    interest from      required interest     interest
                            Period         prior periods           amounts           amounts
                      -----------------   --------------   ----------------------   --------
2005-A1                 $ 1,122,916.67          $--            $ 1,122,916.67          $--
2005-A2                 $ 1,021,875.00          $--            $ 1,021,875.00          $--
2005-A3                 $   979,166.67          $--            $   979,166.67          $--
2005-A4                 $   593,750.00          $--            $   593,750.00          $--
2005-A5                 $   896,666.67          $--            $   896,666.67          $--
2006-A1                 $   858,333.33          $--            $   858,333.33          $--
2006-A2                 $ 1,112,500.00          $--            $ 1,112,500.00          $--
2006-A3                 $ 1,104,166.67          $--            $ 1,104,166.67          $--
2006-A4                 $ 1,342,500.00          $--            $ 1,342,500.00          $--
2006-A5                 $   850,000.00          $--            $   850,000.00          $--
2006-A6                 $ 1,114,583.33          $--            $ 1,114,583.33          $--
                        --------------          ---            --------------          ---
Total Class A           $10,996,458.34          $--            $10,996,458.34          $--

2005-B1                 $   475,000.00          $--            $   475,000.00          $--
2006-B1                 $   470,833.33          $--            $   470,833.33          $--
2006-B2                 $   580,208.33          $--            $   580,208.33          $--
                        --------------          ---            --------------          ---
Total Class B           $ 1,526,041.66          $--            $ 1,526,041.66          $--

2004-C1                 $   530,833.33          $--            $   530,833.33          $--
2005-C1                 $   485,833.33          $--            $   485,833.33          $--
                        --------------          ---            --------------          ---
Total Class C           $ 1,016,666.66          $--            $ 1,016,666.66          $--

2004-D1                 $    86,000.00          $--            $    86,000.00          $--
2005-D1                 $   122,000.00          $--            $   122,000.00          $--
2005-D2                 $   152,500.00          $--            $   152,500.00          $--
2006-D1                 $    96,500.00          $--            $    96,500.00          $--
2006-D2                 $   157,708.33          $--            $   157,708.33          $--
2006-D3                 $   183,000.00          $--            $   183,000.00          $--
                        --------------          ---            --------------          ---
Total Class D           $   797,708.33          $--            $   797,708.33          $--
                        --------------          ---            --------------          ---
Total AdvantaSeries     $14,336,874.99          $--            $14,336,874.99          $--
                        ==============          ===            ==============          ===

12. Principal Funding Account

                                 Required
                                 Principal
                                  Deposit      Actual      Principal
                    Beginning     Amount       Deposit      Funding        Amount      Withdrawals    Ending
                    Principal     to the       to the     Sub-Account     Withdrawn    of Coverage   Principal
                     Funding     Principal    Principal     Amount       for Payment     Funding      Funding
                   Sub-Account    Funding      Funding     prior to     of Principal     Excess     Sub-Account
                     Amount     Sub-Account  Sub-Account  Withdrawals  to Noteholders    Amount       Amount
                   -----------  -----------  -----------  -----------  --------------  -----------  -----------
NOTHING TO REPORT

13. Coverage Funding Required Amounts

a. Coverage Funding Amount as of the end of the related
   Monthly Period                                                 $           --
                                                                  --------------
b. The Coverage Funding Amount for the Class A Notes as of the
   end of the related Monthly Period                              $           --
                                                                  --------------
c. The Coverage Funding Amount for the Class B Notes as of the
   end of the related Monthly Period                              $           --
                                                                  --------------
d. The Coverage Funding Amount for the Class C Notes as of the
   end of the related Monthly Period                              $           --
                                                                  --------------

14. Cash Collateral Account

a. Beginning Cash Collateral Account balance (ending balance as
   of the previous Payment Date)                                  $71,437,500.00
                                                                  --------------
b. Deposit into the Cash Collateral Account on the Closing Date
   of Tranches issued prior to the Payment Date                   $ 7,650,000.00
                                                                  --------------
c. Interest earnings since the preceding Payment Date             $   306,704.27
                                                                  --------------
d. Amounts deposited to cover a Cash Collateral Account Deficit   $           --
                                                                  --------------
e. PFA Earnings Shortfall withdrawn and treated as Available
   Finance Charge Collections                                     $           --
                                                                  --------------
f. Amounts withdrawn to cover interest payments, Monthly
   Servicing Fee and AdvantaSeries Defaulted Amount               $           --
                                                                  --------------
g. Amounts withdrawn at the date of issuance of a Foreclosure
   Certificate or at the Final Maturity Date of a Tranche         $           --
                                                                  --------------
h. Excess amount over the Required Cash Collateral Account
   Amount paid to the holder of the Trust Beneficial Interest     $   306,704.27
                                                                  --------------
i. Ending Cash Collateral Account balance on the related
   Payment Date                                                   $79,087,500.00
                                                                  ==============
j. The Required Cash Collateral Account Amount on the related
   Payment Date                                                   $79,087,500.00
                                                                  --------------
k. The Available Cash Collateral Account Amount on the related
   Payment Date                                                   $79,087,500.00
                                                                  --------------

l. Has a Portfolio Decline Event occurred with respect to the
   Monthly Period preceding such Payment Date                           NO
                                                                  --------------

15. Spread Account

a. Beginning Spread Account balance (ending balance as of the
   previous Payment Date)                                         $           --
                                                                  --------------
b. On the Closing Date for a Tranche, the initial deposit into
   the Spread Account                                             $           --
                                                                  --------------
c. Interest earnings since the preceding Payment Date             $           --
                                                                  --------------
d. Amount deposited from Available Finance Charge Collections to cover the excess of the Required Spread Account Amount
   over the Spread Account balance                                $           --
                                                                  --------------
e. Amounts withdrawn to cover interest payments, Monthly
   Servicing Fee and AdvantaSeries Defaulted Amount               $           --
                                                                  --------------
f. Amounts withdrawn at the date of issuance of a Foreclosure
   Certificate or at the Final Maturity Date of a Tranche         $           --
                                                                  --------------
g. Withdrawal of excess amount over the Required Spread Account
   Amount and deposited into the Cash Collateral Account          $           --
                                                                  --------------
h. Withdrawal of excess amount over the Required Spread Account
   Amount and paid to the holder of the Trust Beneficial
   Interest                                                       $           --
                                                                  --------------
i. Ending Spread Account balance on the related Payment Date      $           --
                                                                  ==============
j. The Required Spread Account Amount on the related Payment
   Date                                                           $           --
                                                                  --------------

16. Required Subordinated Amounts as of the end of the Monthly Period preceding such Payment Date

                                                                      Excess of
                                                                    Subordinated
                                                                     Notes over
                         Required       Required                      Required
                      subordination   Subordinated   Subordinated   Subordinated
                        percentage       Amount          Notes         Amount
                      -------------   ------------   ------------   ------------
Class A                    21.5805%   $544,907,625   $650,000,000   $105,092,375
Class B                     8.9918%   $256,266,300   $325,000,000   $ 68,733,700
Class C                     3.6269%   $110,620,450   $125,000,000   $ 14,379,550

17. Adjusted Invested Amount

                                                     Increase
                                                     from the
                                      Initial       withdrawal
                                     Principal        of the
                                     Balances        Coverage                      Reductions due                        Ending
                   Beginning          and any        Funding                      to reallocation   Reduction due      Adjusted
                    Adjusted         increases        Excess      Increase from     of Available     to amounts        Invested
                    Invested         from the      Amount from    reimbursements     Principal     deposited into     Amount for
                   Amount for       issuance of   the Principal    of Adjusted    Collections and   the Principal     the related
                  the related     any additional     Funding     Invested Amount      Investor         Funding          Monthly
                 Monthly Period        Notes       Sub-Account       Deficit        Charge-Offs      Sub-Account        Period
               -----------------  --------------  -------------  ---------------  ---------------  --------------  -----------------
2005-A1        $  250,000,000.00        $--             $--            $--               $--             $--       $  250,000,000.00
2005-A2        $  225,000,000.00        $--             $--            $--               $--             $--       $  225,000,000.00
2005-A3        $  250,000,000.00        $--             $--            $--               $--             $--       $  250,000,000.00
2005-A4        $  150,000,000.00        $--             $--            $--               $--             $--       $  150,000,000.00
2005-A5        $  200,000,000.00        $--             $--            $--               $--             $--       $  200,000,000.00
2006-A1        $  200,000,000.00        $--             $--            $--               $--             $--       $  200,000,000.00
2006-A2        $  250,000,000.00        $--             $--            $--               $--             $--       $  250,000,000.00
2006-A3        $  250,000,000.00        $--             $--            $--               $--             $--       $  250,000,000.00
2006-A4        $  300,000,000.00        $--             $--            $--               $--             $--       $  300,000,000.00
2006-A5        $  200,000,000.00        $--             $--            $--               $--             $--       $  200,000,000.00
2006-A6        $  250,000,000.00        $--             $--            $--               $--             $--       $  250,000,000.00
               -----------------        ---             ---            ---               ---             ---       -----------------
Total Class A  $2,525,000,000.00        $--             $--            $--               $--             $--       $2,525,000,000.00

2005-B1        $  100,000,000.00        $--             $--            $--               $--             $--       $  100,000,000.00
2006-B1        $  100,000,000.00        $--             $--            $--               $--             $--       $  100,000,000.00
2006-B2        $  125,000,000.00        $--             $--            $--               $--             $--       $  125,000,000.00
               -----------------        ---             ---            ---               ---             ---       -----------------
Total Class B  $  325,000,000.00        $--             $--            $--               $--             $--       $  325,000,000.00

2004-C1        $  100,000,000.00        $--             $--            $--               $--             $--       $  100,000,000.00
2005-C1        $  100,000,000.00        $--             $--            $--               $--             $--       $  100,000,000.00
               -----------------        ---             ---            ---               ---             ---       -----------------
Total Class C  $  200,000,000.00        $--             $--            $--               $--             $--       $  200,000,000.00

2004-D1        $   10,000,000.00        $--             $--            $--               $--             $--       $   10,000,000.00
2005-D1        $   20,000,000.00        $--             $--            $--               $--             $--       $   20,000,000.00
2005-D2        $   25,000,000.00        $--             $--            $--               $--             $--       $   25,000,000.00
2006-D1        $   15,000,000.00        $--             $--            $--               $--             $--       $   15,000,000.00
2006-D2        $   25,000,000.00        $--             $--            $--               $--             $--       $   25,000,000.00
2006-D3        $   30,000,000.00        $--             $--            $--               $--             $--       $   30,000,000.00
               -----------------        ---             ---            ---               ---             ---       -----------------
Total Class D  $  125,000,000.00        $--             $--            $--               $--             $--       $  125,000,000.00
               -----------------        ---             ---            ---               ---             ---       -----------------
Total
AdvantaSeries  $3,175,000,000.00        $--             $--            $--               $--             $--       $3,175,000,000.00
               =================        ===             ===            ===               ===             ===       =================

Initial Principal Balance of such Tranche of Notes issued after the end of the related Monthly         Class A
Period but prior to the related Payment Date:                                                         (2006-A7)
                                                                                                        Notes      $  200,000,000.00
                                                                                                                   =================
                                                                                                        Class C
                                                                                                       (2006-C1)
                                                                                                         Notes     $  140,000,000.00
                                                                                                                   =================



                                        Advanta Bank Corp.
                                        as Servicer


                                        By: /s/ DAVID B. WEINSTOCK
                                            ------------------------------------
                                        Name: David B. Weinstock
                                        Title: Vice President